Loss Per Share (Tables)	12 Months Ended
Dec. 31, 2025
Loss Per Share [Abstract]
Schedule of Basic and Diluted Losses Per Ordinary Share

Basic and diluted losses per ordinary share for the years ended December 31, 2025, 2024 and 2023 are calculated as follow.

	As of and for the year ended December 31,
	2025	2024	2023
Numerator:
Net loss from continuing operations attributable to shareholders of the Company	(434,488,495)	(463,525,349)	(843,053,922)
Net income/(loss) income from discontinued operations attributable to shareholders of the Company	-	51,443,794	(33,196,461)
Net loss attributable to shareholders of the Company	(434,488,495)	(412,081,555)	(876,250,383)

Denominator:
Basic and diluted weighted average number of ordinary shares	32,519,377	32,444,772	30,837,733

Basic and diluted loss per ordinary share
Continuing operations	(13.36)	(14.29)	(27.34)
Discontinued operations	-	1.59	(1.07)
Total	(13.36)	(12.70)	(28.41)

Schedule of Computation of Diluted Net Loss Per Share

The following securities were excluded from the computation of diluted net loss per share because their effective would have been anti-dilutive or for which the contingent condition had not been met at the end of the period:

	For the Years Ended December 31,
	2025	2024	2023

Earn-out shares	2,800,000	2,800,000	2,800,000
Original Option Units	1,249,771	1,156,334	1,579,525
Additional Option Units	29,523	30,647	51,690
Liability-settled share-based payment to non-employee	40,000	40,000	40,000
Convertible Senior Notes	-	921,659	921,659
Convertible Junior Notes	21,832,126	14,700,619	-
Convertible Senior Secured Notes	32,320,538	-	-